Loans and Allowance for Credit Losses - Summary of Loans Modified as TDRs in the Past Twelve Months that have Subsequently Defaulted (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) SecurityLoan	Dec. 31, 2017 USD ($) SecurityLoan	Dec. 31, 2016 USD ($) SecurityLoan
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	10,860	11,294	8,157
Amount Defaulted | $	$ 331	$ 321	$ 118
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	836	724	531
Amount Defaulted | $	$ 71	$ 53	$ 24
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	39	36	27
Amount Defaulted | $	$ 15	$ 9	$ 12
Residential Mortgages [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	191	374	132
Amount Defaulted | $	$ 18	$ 41	$ 17
Other Retail [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	334	415	434
Amount Defaulted | $	$ 5	$ 5	$ 9
Credit Card [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	8,012	8,372	6,827
Amount Defaulted | $	$ 35	$ 36	$ 30
Covered Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	1	4	4
Amount Defaulted | $			$ 1
Total Loans, Excluding Loans Purchased from GNMA Mortgage Pools [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	9,413	9,925	7,955
Amount Defaulted | $	$ 144	$ 144	$ 93
Government National Mortgage Association [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | SecurityLoan	1,447	1,369	202
Amount Defaulted | $	$ 187	$ 177	$ 25